COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

The Company may from time to time be subject to legal proceedings, investigations, and claims incidental to conduct of our business.

In September 2023, Guangdong Zexun Advertising Co., Ltd. filed a lawsuit against the Company which claimed a payment of RMB 231,866 (approximately $32,200) from the Company resulted from its failure of performance for a business subcontract agreement signed by both parties in 2017. The Company anticipated an unfavorable outcome from the lawsuit and accrued a contingent liability of $32,200 for probable loss in 2023. The lawsuit was settled in a court mediation on January 30, 2024, and the Company agreed to pay the above claimed amount in three installments in 2024. The Company has paid the amount in three installments in February, May, and July 2024.